Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and Cash Equivalents	$ 1,076,402	$ 6,998
Treasury Bills	2,661,382
Processor Retained Funds	6,734,220	56,864
Other Current Assets	963,300	166,667
Deferred Offering Costs		771,954
Security Deposits - Current	112,290	276,943
Total Current Assets	11,547,594	1,279,426
Other Assets
Furniture and Equipment, Net	197,129	11,500
Restricted Cash	1,100,000	1,100,000
Security Deposits – Noncurrent	11,233,385	1,377,010
Prepaid Expenses and Other Noncurrent Assets	559,838
Operating Lease Right-Of-Use Asset, Net	83,325,075
Total Other Assets	96,415,427	2,488,510
Total Assets	107,963,021	3,767,936
Current Liabilities
Accounts Payable and Accrued Expenses	6,252,491	4,209,366
Rents Received in Advance	2,566,504	1,819,943
Short Term Business Financing	1,921,439	1,386,008
Loans Payable – Current	10,406,095	2,104,408
Operating Lease Liability - Current	4,293,085
Total Current Liabilities	25,439,614	9,519,725
Long-Term Liabilities
Loans Payable	4,189,193	4,925,449
Deferred Rent		536,812
Operating Lease Liability - Noncurrent	81,626,338
Total Long-Term Liabilities	85,815,531	5,462,261
Total Liabilities	111,255,145	14,981,986
Stockholders’ Deficit
Members’ Deficit		(11,214,050)
Common Stock (shares authorized, issued and outstanding – 90,000,000; 27,691,918; 27,691,918; respectively)	276
Additional Paid in Capital	17,726,592
Accumulated Deficit	(21,018,992)
Total Stockholders’ Deficit	(3,292,124)	(11,214,050)
Total Liabilities and Stockholders’ Deficit	$ 107,963,021	$ 3,767,936